Note 19 - Mainland China Contribution Plan and Profit Appropriation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized	$ 3,340,484	$ 4,788,471	$ 3,898,237